Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	BASIC MATERIALS — 5.1%
100,310	AdvanSix, Inc.*	$2,995,257
125,910	Huntsman Corp.	3,339,133
		6,334,390
	CONSUMER, CYCLICAL — 42.2%
131,970	Adient PLC*	5,965,044
25,860	Alaska Air Group, Inc.*	1,559,617
178,770	Beazer Homes USA, Inc.*	3,448,473
207,310	Dana, Inc.	4,925,685
362,180	Designer Brands, Inc. - Class A*	5,994,079
65,460	Foot Locker, Inc.	4,034,300
99,892	Hooker Furniture Corp.	3,460,259
50,340	M/I Homes, Inc.*	2,953,448
167,711	Meritor, Inc.*	3,927,792
37,320	PVH Corp.*	4,015,259
166,530	Taylor Morrison Home Corp.*	4,399,722
152,680	Tenneco, Inc. - Class A*	2,949,777
141,230	Wabash National Corp.	2,259,680
10,303	Whirlpool Corp.	2,246,260
		52,139,395
	ENERGY — 11.6%
136,350	HollyFrontier Corp.	4,485,915
409,790	Liberty Oilfield Services, Inc. - Class A*	5,802,627
445,990	ProPetro Holding Corp.*	4,085,268
		14,373,810
	FINANCIAL — 5.7%
139,810	Ally Financial, Inc.	6,968,130
	INDUSTRIAL — 24.3%
52,590	Atlas Air Worldwide Holdings, Inc.*	3,581,905
360,620	Celestica, Inc.*,1	2,830,867
173,014	Fluor Corp.*	3,062,348
57,090	Greenbrier Cos., Inc.	2,487,982
178,120	Manitowoc Co., Inc.*	4,363,940
282,470	Pactiv Evergreen, Inc.	4,256,823
253,692	Ryerson Holding Corp.*	3,703,903
142,252	Sterling Construction Co., Inc.*	3,432,541
273,120	U.S. Xpress Enterprises, Inc. - Class A*	2,348,832
		30,069,141
	TECHNOLOGY — 9.2%
35,010	Dell Technologies, Inc. - Class C*	3,489,447

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
202,284	DXC Technology Co.*	$7,876,939
		11,366,386
	Total Common Stocks
	(Cost $74,625,468)	121,251,252

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$1,785,433	UMB Money Market Fiduciary, 0.01%[2]	1,785,433
	Total Short-Term Investments
	(Cost $1,785,433)	1,785,433
	TOTAL INVESTMENTS — 99.5%
	(Cost $76,410,901)	123,036,685
	Other Assets in Excess of Liabilities — 0.5%	622,926
	TOTAL NET ASSETS — 100.0%	$123,659,611

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.